AS FILED WITH SECURITIES AND EXCHANGE COMMISSION ON APRIL 27, 2015.

FILE NOS. 333-198224

811-08810

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-4

REGISTRATION STATEMENT

UNDER

THE SECURITIES ACT OF 1933

Pre-Effective Amendment No. ☐

Post-Effective Amendment No. 2 ☒

and/or

REGISTRATION STATEMENT

UNDER

THE INVESTMENT COMPANY ACT OF 1940

Amendment No. 3 ☒

(Check Appropriate Box or Boxes)

FS VARIABLE SEPARATE ACCOUNT

(Exact Name of Registrant)

THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK

(Name of Depositor)

ONE WORLD FINANCIAL CENTER

200 LIBERTY STREET

NEW YORK, NEW YORK 10281

(Address of Depositor’s Principal Offices) (Zip Code)

DEPOSITOR’S TELEPHONE NUMBER, INCLUDING AREA CODE: (800) 996-9786

MANDA GHAFERI, ESQ.

1999 AVENUE OF THE STARS

LOS ANGELES, CALIFORNIA 90067-6121

(Name and Address of Agent for Service for Depositor and Registrant)

Approximate Date of Proposed Public Offering: Continuous

It is proposed that this filing will become effective:

☐	immediately upon filing pursuant to paragraph (b) of Rule 485
☒	on April 30, 2015 pursuant to paragraph (b) of Rule 485
☐	60 days after filing pursuant to paragraph (a)(1) of Rule 485
☐	on (date) pursuant to paragraph (a)(1) of Rule 485.

If appropriate, check the following box:

☒	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

EXPLANATORY NOTE

Designation of New Effective Date for Previously Filed Amendment

Post-Effective Amendment No. 1 was filed pursuant to Rule 485 (a) (1) under the Securities Act of 1933 and Amendment No. 2 was filed under the Investment Company Act of 1940 (collectively, the “Amendments”) on February 27, 2015 and pursuant to Rule 485 (a) (1) would have become effective on April 28, 2015.

Post-Effective Amendment No. 2 and Amendment No. 3 (collectively, the “Subsequent Amendments”) are being filed pursuant to Rule (b) (1) (iii) for the sole purpose of designating April 30, 2015 as the new date upon which the Amendments shall become effective.

The Subsequent Amendments incorporated by reference Parts A, B and C as indicated below:

VARIABLE SEPARATE ACCOUNT

PART A - PROSPECTUS

With the exception of the paragraph that incorporates the American International Group, Inc. Annual Report on Form 10-K, the Prospectus is incorporated by reference to Form N-4, Post-Effective Amendment No. 1 under the Securities Act of 1933 and Amendment No. 2 under the Investment Company Act of 1940, File Nos. 333-198224 and 811-08810, filed on February 27, 2015, Accession No.0001193125-15-070383.

PART B - STATEMENT OF ADDITIONAL INFORMATION

Incorporated by reference to the Prospectus as filed under Form N-4, Post-Effective Amendment No. 1 under the Securities Act of 1933 and Amendment No. 2 under the Investment Company Act of 1940, File Nos. 333-198224 and 811-08810, filed on February 27, 2015, Accession No.0001193125-15-070383.

PART C

Information required to be included in Part C is set forth under the appropriate item, so numbered, in Part C of this Registration Statement.

PART C - OTHER INFORMATION

Incorporated by reference to Post-Effective Amendment No. 1 under the Securities Act of 1933 and Amendment No. 2 under the Investment Company Act of 1940, File Nos. 333-198224 and 811-08810, filed on February 27, 2015, Accession No.0001193125-15-070383.

SIGNATURES

As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, FS Variable Separate Account, certifies that it meets the requirements of the Securities Act of 1933 Rule 485(b) for effectiveness of this amended Registration Statement and has caused this amended Registration Statement to be signed on its behalf, in the City of Houston, and State of Texas on this 27th day of April, 2015.

FS VARIABLE SEPARATE ACCOUNT
(Registrant)

BY:	THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK (On behalf of the Registrant and itself)

BY:	/s/ MARY JANE B. FORTIN
MARY JANE B. FORTIN
EXECUTIVE VICE PRESIDENT AND CHIEF FINANCIAL OFFICER

As required by the Securities Act of 1933, this Registration Statement has been signed below by the following persons, on behalf of the Registrant and Depositor, in the capacities and on the dates indicated.

SIGNATURE	TITLE	DATE

ROBERT S. SCHIMEK	Director, Chairman, President

WILLIAM J. CARR* WILLIAM J. CARR	Director	April 27, 2015

THOMAS J. DIEMER* THOMAS J. DIEMER	Director, Senior Vice President and Chief Risk Officer	April 27, 2015

JOHN Q. DOYLE	Director

/s/ MARY JANE B. FORTIN* MARY JANE B. FORTIN	Director, Vice Chairman, Executive Vice President and Chief Financial Officer	April 27, 2015

DEBORAH A. GERO* DEBORAH A. GERO	Director, Senior Vice President and Chief Investment Officer	April 27, 2015

KEVIN T. HOGAN	Director and Chief Executive Officer

WILLIAM J. KANE* WILLIAM J. KANE	Director	April 27, 2015

SCOTT H. RICHLAND* SCOTT H. RICHLAND	Director	April 27, 2015

/s/ DAVID JORGENSEN DAVID JORGENSEN	Vice President and Controller	April 27, 2015

/s/ MANDA GHAFERI *MANDA GHAFERI	Attorney-in-Fact	April 27, 2015